Leases and Restricted Cash - Operating Leases (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($)
Operating Leased Assets [Line Items]
Minimum commitment to be incurred by Company, 2018	$ 11.7
Minimum commitment to be incurred by Company, 2019	8.3
Minimum commitment to be incurred by Company, 2020	8.3
Minimum commitment to be incurred by Company, 2021	1.4
Minimum scheduled future revenues to be received by Company	54.5
Minimum scheduled future revenues to be received by Company in current year	51.9
Minimum scheduled future revenues to be received by Company in second year	2.6
Carrying amount of vessels employed on operating leases	517.9	$ 471.7
Cost of the vessels	754.2	683.2
Accumulated depreciation of the vessels	$ 236.3	$ 211.5
Charters In
Operating Leased Assets [Line Items]
Number of vessels | vessel	1
Charters In | Commitments
Operating Leased Assets [Line Items]
Number of vessels | vessel	4
Charters In | Commitments | Ship-to-ship Support Vessel
Operating Leased Assets [Line Items]
Number of vessels | vessel	3
Charters Out
Operating Leased Assets [Line Items]
Number of vessels | vessel	16
Charters Out | Time Charter Contract Expiration 2018
Operating Leased Assets [Line Items]
Number of vessels | vessel	15
Charters Out | Time Charter Contract Expiration 2019
Operating Leased Assets [Line Items]
Number of vessels | vessel	1